Aristotle High Yield Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 82.9%	Par	Value
Communications - 5.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	265,000	$264,215
6.38%, 09/01/2029 (a)	240,000	244,982
4.75%, 03/01/2030 (a)	565,000	547,794
4.25%, 02/01/2031 (a)	850,000	794,583
4.25%, 01/15/2034 (a)	200,000	178,162
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	675,000	679,305
CSC Holdings LLC
11.75%, 01/31/2029 (a)	600,000	571,068
3.38%, 02/15/2031 (a)	200,000	138,752
Level 3 Financing, Inc.
4.00%, 04/15/2031 (a)	125,000	107,500
6.88%, 06/30/2033 (a)	450,000	458,209
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	475,000	482,414
8.50%, 07/31/2031 (a)	200,000	200,403
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031 (a)	270,000	249,926
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	500,000	524,071
		5,441,384

Consumer Discretionary - 17.7%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (a)	315,000	300,287
6.13%, 06/15/2029 (a)	175,000	179,639
4.00%, 10/15/2030 (a)	400,000	373,167
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	950,000	993,303
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030 (a)	700,000	710,153
Beach Acquisition Bidco LLC, 10.00% (includes 10.75% PIK), 07/15/2033 (a)	100,000	103,901
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	425,000	434,274
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	862,000	826,719
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	675,000	644,747
Carnival Corp., 5.88%, 06/15/2031 (a)	725,000	739,047
Churchill Downs, Inc., 6.75%, 05/01/2031 (a)	350,000	360,175
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)	275,000	286,161
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	325,000	311,494
6.75%, 01/15/2030 (a)	230,000	212,429
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	485,000	456,249
Ford Motor Co., 3.25%, 02/12/2032	250,000	210,868
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	200,000	207,771
Garda World Security Corp.
8.25%, 08/01/2032 (a)	350,000	359,472
8.38%, 11/15/2032 (a)	575,000	591,143
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	325,000	311,236
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (a)	220,000	202,884
6.63%, 01/15/2032 (a)	275,000	279,442
Latam Airlines Group SA, 7.63%, 01/07/2031 (a)	300,000	301,875
LGI Homes, Inc., 7.00%, 11/15/2032 (a)	500,000	476,375
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	3,370,000	2,664,117
Motion Finco Sarl, 8.38%, 02/15/2032 (a)	250,000	229,181
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	650,000	684,262
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	475,000	464,556
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	350,000	359,909
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	275,000	269,478
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	650,000	704,434
Viking Cruises Ltd.
7.00%, 02/15/2029 (a)	90,000	90,846
9.13%, 07/15/2031 (a)	425,000	457,991
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	50,000	49,787
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	534,275	561,966
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	635,000	677,600
6.25%, 03/15/2033 (a)	100,000	100,704
		17,187,642

Consumer Staples - 5.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	1,650,000	1,564,975
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	394,930	423,906
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	165,000	175,279
9.63%, 09/15/2032 (a)	500,000	528,834
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	300,000	306,379
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	575,000	581,680
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029 (a)	250,000	251,950
4.38%, 04/30/2029 (a)	275,000	266,892
US Foods, Inc., 5.75%, 04/15/2033 (a)	125,000	125,181
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	850,000	834,928
		5,060,004

Energy - 10.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	835,000	829,290
6.63%, 02/01/2032 (a)	25,000	25,839
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	650,000	662,677
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033 (a)	225,000	228,410
Civitas Resources, Inc.
8.63%, 11/01/2030 (a)	350,000	355,619
9.63%, 06/15/2033 (a)	200,000	205,184
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	315,000	311,401
7.50%, 12/15/2033 (a)	600,000	653,468
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,257,000	1,300,568
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	900,000	923,614
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	250,000	261,590
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032 (a)	300,000	315,749
7.13%, 07/01/2033 (a)	75,000	76,106
Sunoco LP, 7.25%, 05/01/2032 (a)	500,000	525,338
Targa Resources Corp., 4.20%, 02/01/2033	1,000,000	937,496
Transocean, Inc., 8.50%, 05/15/2031 (a)	375,000	335,051
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (a)	550,000	481,420
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	375,000	364,931
9.88%, 02/01/2032 (a)	1,135,000	1,226,467
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	125,000	135,411
Vital Energy, Inc., 7.88%, 04/15/2032 (a)	375,000	320,923
		10,476,552

Financials - 13.1%
Acrisure LLC / Acrisure Finance, Inc.
6.00%, 08/01/2029 (a)	300,000	291,921
7.50%, 11/06/2030 (a)	1,075,000	1,111,210
6.75%, 07/01/2032 (a)	225,000	228,386
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	500,000	508,615
6.50%, 10/01/2031 (a)	1,075,000	1,096,338
7.38%, 10/01/2032 (a)	275,000	283,817
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	1,125,000	1,184,740
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	300,000	278,561
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	625,000	629,246
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (a)	500,000	494,442
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)	925,000	966,629
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	120,042
Iron Mountain, Inc.
4.88%, 09/15/2029 (a)	405,000	398,187
4.50%, 02/15/2031 (a)	75,000	71,515
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	1,300,000	1,337,480
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,500,000	1,559,109
Rocket Cos., Inc.
6.13%, 08/01/2030 (a)	325,000	331,388
6.38%, 08/01/2033 (a)	350,000	358,558
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	400,000	403,402
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	500,000	519,597
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (a)	500,000	499,195
		12,672,378

Health Care - 3.0%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	225,000	227,135
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)	350,000	320,922
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031 (a)	180,000	154,031
10.88%, 01/15/2032 (a)	200,000	212,223
IQVIA, Inc., 6.25%, 06/01/2032 (a)	100,000	102,747
Medline Borrower LP
3.88%, 04/01/2029 (a)	750,000	719,952
5.25%, 10/01/2029 (a)	400,000	397,174
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	25,000	25,713
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	74,115
4.25%, 06/01/2029	125,000	121,322
4.38%, 01/15/2030	615,000	595,803
		2,951,137

Industrials - 12.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	350,000	358,060
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	885,000	853,869
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	400,000	419,270
9.50%, 01/01/2031 (a)	600,000	640,932
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	510,000	521,945
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	500,000	528,840
GFL Environmental, Inc., 4.38%, 08/15/2029 (a)	1,200,000	1,166,223
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	325,000	330,679
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)	50,000	52,423
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	300,000	314,039
Oregon Tool Lux LP, 7.88%, 10/15/2029 (a)	642,447	373,416
Regal Rexnord Corp., 6.40%, 04/15/2033	875,000	924,332
Sensata Technologies BV, 5.88%, 09/01/2030 (a)	250,000	250,543
Sensata Technologies, Inc.
4.38%, 02/15/2030 (a)	300,000	286,689
3.75%, 02/15/2031 (a)	150,000	136,873
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	1,000,000	1,038,407
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	680,000	681,199
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	435,000	434,984
TransDigm, Inc.
6.75%, 08/15/2028 (a)	325,000	332,277
6.38%, 03/01/2029 (a)	525,000	539,276
6.88%, 12/15/2030 (a)	175,000	181,703
7.13%, 12/01/2031 (a)	275,000	288,466
6.63%, 03/01/2032 (a)	100,000	103,664
6.00%, 01/15/2033 (a)	350,000	352,128
6.38%, 05/31/2033 (a)	675,000	677,299
		11,787,536

Materials - 8.5%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028 (a)	700,000	727,495
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	375,000	336,855
Iris Holding, Inc., 10.00%, 12/15/2028 (a)	295,000	271,260
LABL, Inc.
5.88%, 11/01/2028 (a)	485,000	425,023
8.63%, 10/01/2031 (a)	1,075,000	920,311
Magnera Corp., 7.25%, 11/15/2031 (a)	475,000	448,293
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	75,000	76,323
9.25%, 04/15/2027 (a)	440,000	437,238
Novelis Corp.
4.75%, 01/30/2030 (a)	335,000	321,205
3.88%, 08/15/2031 (a)	325,000	292,289
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (a)	975,000	995,319
Perenti Finance Pty Ltd.
6.50%, 10/07/2025 (a)	128,313	128,313
7.50%, 04/26/2029 (a)	200,000	207,094
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	450,000	463,025
Sealed Air Corp., 6.88%, 07/15/2033 (a)	1,175,000	1,269,317
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	325,000	333,217
Standard Industries, Inc./NY, 4.38%, 07/15/2030 (a)	145,000	137,383
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	200,000	211,650
12.25%, 01/15/2031 (a)	200,000	214,541
		8,216,151

Technology - 4.0%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	500,000	514,929
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	625,000	510,256
CommScope LLC, 9.50%, 12/15/2031 (a)	485,000	508,255
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	725,000	743,266
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	440,000	405,509
Rackspace Finance LLC, 3.50%, 05/15/2028 (a)	185,500	76,425
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (a)	50,000	50,871
UKG, Inc., 6.88%, 02/01/2031 (a)	1,075,000	1,116,065
		3,925,576

Utilities - 2.8%
NRG Energy, Inc.
3.63%, 02/15/2031 (a)	450,000	414,452
6.25%, 11/01/2034 (a)	300,000	305,842
PG&E Corp.
5.25%, 07/01/2030	365,000	347,943
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	50,000	47,476
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	675,000	691,789
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	425,000	414,502
7.75%, 10/15/2031 (a)	100,000	106,355
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031 (a)	125,000	133,611
8.63%, 03/15/2033 (a)	200,000	214,509
		2,676,479
TOTAL CORPORATE BONDS (Cost $79,463,653)		80,394,839

BANK LOANS - 7.3%	Par	Value
Consumer Discretionary - 0.3%
CP Atlas Buyer, Inc., Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 11/23/2027	248,482	248,197

Industrials - 4.4%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.82% (3 mo. SOFR US + 6.00%), 05/21/2029	400,000	402,250
11.32% (3 mo. SOFR US + 6.50%), 05/21/2029	478,568	481,559
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.57% (3 mo. SOFR US + 6.75%), 12/24/2029	500,000	502,085
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	491,306	490,938
Lsf12 Crown US Commercial Bidco LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 12/02/2031	800,000	805,252
Oregon Tool Lux LP, Senior Secured Second Lien, 8.59% (3 mo. SOFR US + 4.26%), 10/15/2029	859,061	700,847
STS Operating, Inc., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 4.00%), 03/25/2031	396,601	391,197
TK Elevator US Newco, Inc., Senior Secured First Lien
7.24% (1 mo. SOFR US + 3.00%), 04/30/2030	237,747	238,639
7.33% (1 mo. SOFR US + 3.00%), 04/30/2030	256,034	256,994
		4,269,761

Materials - 0.5%
Iris Holding, Inc., Senior Secured First Lien
9.13% (3 mo. SOFR US + 4.75%), 06/28/2028	278,600	271,620
9.23% (3 mo. SOFR US + 4.75%), 06/28/2028	263,277	256,681
		528,301

Technology - 2.1%
Applied Systems, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/24/2031	492,531	495,262
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.08% (1 mo. SOFR US + 4.75%), 11/22/2032	500,000	511,250
Epicor Software Corp., Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031	496,250	498,071
UKG, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031	492,429	494,844
		1,999,427
TOTAL BANK LOANS (Cost $6,934,833)		7,045,686

COLLATERALIZED LOAN OBLIGATIONS - 4.2%	Par	Value
Aimco CDO, Series 2019-10A, Class ERR, 9.92% (3 mo. Term SOFR + 5.65%), 07/22/2037 (a)	250,000	254,152
Clover CLO, Series 2018-1A, Class ERR, 10.67% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	250,000	253,338
Eaton Vance Management, Series 2020-1A, Class ERR, 10.51% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	500,000	508,218
OHA Credit Partners Ltd., Series 2012-7A, Class ER4, 8.82% (3 mo. Term SOFR + 4.50%), 02/20/2038 (a)	500,000	494,297
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.97% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,000,000	1,017,165
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 10.51% (3 mo. Term SOFR + 6.25%), 07/15/2037 (a)	500,000	502,958
Series 2024-30A, Class D, 10.01% (3 mo. Term SOFR + 5.75%), 07/15/2036 (a)	500,000	508,830
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.90% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	500,000	501,201
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,001,639)		4,040,159

COMMON STOCKS - 0.2%	Shares	Value
Industrials - 0.2%
Chart Industries, Inc.	1,083	178,316
TOTAL COMMON STOCKS (Cost $132,813)		178,316

TOTAL INVESTMENTS - 94.6% (Cost $90,532,938)		91,659,000
Money Market Deposit Account - 4.8% (b)		4,674,903
Other Assets in Excess of Liabilities - 0.6%		593,919
TOTAL NET ASSETS - 100.0%		$96,927,822
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $78,883,944 or 81.4% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.